Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 200,000	$ 200,000
Prepaid expenses	67,500
Other assets	4,573
Total assets	272,073	200,000
LIABILITIES AND STOCKHOLDER'S EQUITY
Due to affiliates	424,615
Total liabilities	424,615
Stockholder's equity:
Preferred stock, $0.01 par value per share (50,000,000 shares authorized, none issued)
Additional paid-in capital	199,800	199,800
Accumulated deficit	(352,542)
Total stockholder's equity	(152,542)	200,000
Total liabilities and stockholder's equity	272,073	200,000
Common Stock Class A
Stockholder's equity:
Common stock	200	200
Common Stock Class W
Stockholder's equity:
Common stock